Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios

			For Capital Adequacy		To Be Well-Capitalized
			Purposes		Under Prompt Corrective
	Actual		Phase In Schedule		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2022:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$2,232,723	20.21%	$773,398	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,310,616	18.07	507,625	7.000	$471,366	6.50%
International Bank of Commerce, Brownsville	363,093	20.86	121,855	7.000	113,151	6.50
International Bank of Commerce, Oklahoma	232,689	21.17	76,941	7.000	71,445	6.50
Commerce Bank	98,087	42.26	16,248	7.000	15,088	6.50
International Bank of Commerce, Zapata	71,418	37.70	13,261	7.000	12,314	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$2,455,468	22.22%	$1,160,096	10.500%	N/A	N/A
International Bank of Commerce, Laredo	1,401,298	19.32	761,438	10.500	$725,179	10.00%
International Bank of Commerce, Brownsville	383,804	22.05	182,782	10.500	174,078	10.00
International Bank of Commerce, Oklahoma	243,739	22.18	115,412	10.500	109,916	10.00
Commerce Bank	100,798	43.43	24,372	10.500	23,212	10.00
International Bank of Commerce, Zapata	73,420	38.76	19,892	10.500	18,945	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$2,324,903	21.04%	$939,126	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,310,616	18.07	616,402	8.500	$580,143	8.00%
International Bank of Commerce, Brownsville	363,093	20.86	147,966	8.500	139,262	8.00
International Bank of Commerce, Oklahoma	232,689	21.17	93,429	8.500	87,933	8.00
Commerce Bank	98,087	42.26	19,730	8.500	18,569	8.00
International Bank of Commerce, Zapata	71,418	37.70	16,103	8.500	15,156	8.00
Tier 1 Capital (to Average Assets):
Consolidated	$2,324,903	14.59%	$637,578	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,310,616	13.09	400,489	4.00	500,611	5.00%
International Bank of Commerce, Brownsville	363,093	8.95	162,246	4.00	202,808	5.00
International Bank of Commerce, Oklahoma	232,689	13.48	69,028	4.00	86,286	5.00
Commerce Bank	98,087	14.39	27,270	4.00	34,088	5.00
International Bank of Commerce, Zapata	71,418	15.00	19,048	4.00	23,811	5.00

					To Be Well-Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than	(greater than	(greater than	(greater than
			or equal to)	or equal to)	or equal to)	or equal to)
	(Dollars in Thousands)
As of December 31, 2021:
Common Equity Tier 1 (to Risk Weighted Assets):
Consolidated	$2,057,928	20.47%	$703,710	7.000%	N/A	N/A
International Bank of Commerce, Laredo	1,287,687	19.74	456,544	7.000	$423,934	6.50%
International Bank of Commerce, Oklahoma	315,957	19.80	111,690	7.000	103,712	6.50
International Bank of Commerce, Brownsville	221,567	18.59	83,452	7.000	77,491	6.50
International Bank of Commerce, Zapata	102,375	46.06	15,559	7.000	14,448	6.50
Commerce Bank	75,303	42.25	12,475	7.000	11,584	6.50
Total Capital (to Risk Weighted Assets):
Consolidated	$2,284,579	22.73%	$1,055,565	10.500%	N/A	N/A	%
International Bank of Commerce, Laredo	1,367,487	20.97	684,816	10.500	$652,206	10.00
International Bank of Commerce, Oklahoma	334,495	20.96	167,535	10.500	159,557	10.00
International Bank of Commerce, Brownsville	232,454	19.50	125,178	10.500	119,217	10.00
International Bank of Commerce, Zapata	104,996	47.24	23,339	10.500	22,227	10.00
Commerce Bank	77,354	43.40	18,713	10.500	17,822	10.00
Tier 1 Capital (to Risk Weighted Assets):							%
Consolidated	$2,170,682	21.59%	$854,505	8.500%	N/A	N/A
International Bank of Commerce, Laredo	1,287,687	19.74	554,375	8.500	$521,764	8.00
International Bank of Commerce, Oklahoma	315,957	19.80	135,623	8.500	127,645	8.00
International Bank of Commerce, Brownsville	221,567	18.59	101,334	8.500	95,374	8.00
International Bank of Commerce, Zapata	102,375	46.06	18,893	8.500	17,782	8.00
Commerce Bank	75,303	42.25	15,149	8.500	14,258	8.00%
Tier 1 Capital (to Average Assets):
Consolidated	$2,170,682	13.94%	$622,671	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	1,287,687	11.14	462,225	4.00	577,781	5.00
International Bank of Commerce, Oklahoma	315,957	20.17	62,663	4.00	78,329	5.00
International Bank of Commerce, Brownsville	221,567	11.49	77,164	4.00	96,455	5.00
International Bank of Commerce, Zapata	102,375	16.10	25,441	4.00	31,801	5.00
Commerce Bank	75,303	16.15	18,651	4.00	23,314	5.00